Business Combinations (Tables)	3 Months Ended
Nov. 25, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following summarizes the preliminary estimated fair value of the Business Combination, pending finalization per the terms of the Merger Agreement.

(In thousands)
Cash paid	$673,763
Equity consideration paid to selling equity holders (1)	117,567
Total cash and equity consideration	791,330
TRA payable to selling equity holders	25,675
Total consideration	$817,005

(1) Equity consideration paid is summarized below:

(In thousands, except equity per share data)
Shares of Simply Good Foods paid to former equity holders of Atkins	10,250
Fair Value of SMPL equity per share	$11.47
Equity consideration paid	$117,567

The fair value of these units was determined as follows:

Per share price based on the market price on the day of the close	$11.47

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary July 7, 2017 fair value is as follows (in thousands):

Assets acquired:
Cash and cash equivalents	$71,181
Accounts receivable, net	31,507
Inventories	33,023
Prepaid assets	1,781
Other current assets	13,466
Property and equipment, net	1,793
Intangible assets, net (1)	320,000
Other long-term assets	2,224
Liabilities assumed:
Accounts payable	(12,187)
Other current liabilities	(36,498)
Deferred income taxes(2)	(76,072)
Total identifiable net assets	350,218
Goodwill(1)(3)	466,787
Total assets acquired and liabilities assumed	$817,005

(1) Goodwill and intangible assets were recorded at fair value consistent with ASC 820 as a result of the Business Combination. Intangible assets consist of brands and trademarks, customer relationships, proprietary recipes and formulas and licensing agreements. The useful lives of the intangible assets are disclosed in Note 4. The fair value measurement of the assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals, and market comparable data and companies.

(2) As a result of the increase in the fair value of the intangible asset the deferred income taxes were stepped-up by $50.7 million.

(3)Amounts recorded for goodwill are generally not expected to be deductible for tax purposes.

Business Acquisition, Pro Forma Information
The following unaudited pro forma combined financial information presents combined results of Conyers Park and Atkins as if the Business Combination had occurred at the beginning of fiscal year 2017:

13-weeks ended
November 26, 2016
Revenue	$99,803
Gross profit	$48,712
Net income	$9,019